Unaudited Condensed Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares		Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 CNY (¥) ¥ / shares shares		Dec. 31, 2022 CNY (¥) ¥ / shares shares		Dec. 31, 2021 CNY (¥) ¥ / shares shares
Net revenue
Total revenues	¥ 17,729	$ 2,475	¥ 13,190	¥ 44,290		$ 6,068		¥ 19,764		¥ 7,796		¥ 8,010
Cost of revenue	(9,338)	(1,304)	(11,902)	(33,827)		(4,634)		(7,592)		(5,137)		(5,137)
Gross profit	8,391	1,171	1,288	10,463		1,434		12,172		2,659		2,873
Operating expenses:
Sales and marketing expenses	(1,767)	(247)	(1,483)	(2,789)		(382)		(2,477)		(2,041)		(4,862)
General and administrative expenses	(24,571)	(3,430)	(26,157)	(46,910)		(6,427)		(41,222)		(37,714)		(37,588)
Research and development expenses	(3,416)	(477)	(575)	(2,985)		(409)		(2,184)		(9,352)		(5,374)
Loss on impairment of long-lived assets and long-term investment				(10,504)		(1,439)		(1,996)
Allowance for expected credit losses	3,903	545	531	(5,264)		(721)		(1,196)		(9,801)
Total operating expenses	(25,851)	(3,609)	(27,684)	(68,452)		(9,378)		(49,075)		(58,908)		(47,824)
Operating loss	(17,460)	(2,438)	(26,396)	(57,989)		(7,944)		(36,903)		(56,249)		(44,951)
Interest income	16	2	7	742		102		562		49		437
Interest expenses	(248)	(35)	(877)	(1,402)		(192)		(1,860)		(764)		(696)
Other income	3,917	547	1,435	5,612		769		16,927		3,206		3,026
Other expenses	(13,301)	(1,857)	(685)	(3,325)		(456)		(1,579)		(3,904)		(4,298)
Loss before income taxes	(27,076)	(3,781)	(26,516)	(56,362)		(7,721)		(22,853)		(57,662)		(46,482)
Income tax expense	(326)	(46)						(2,613)		(5)		(2,582)
Net loss	(27,402)	(3,827)	(26,516)	(56,362)		(7,721)		(25,466)		(57,667)		(49,064)
Less: Net loss attributable to non-controlling interests	(5,402)	(754)	(2,991)	(8,440)		(1,156)		(6,128)		(11,746)		(7,665)
Net loss attributable to the Company’s shareholders and total comprehensive loss	¥ (22,000)	$ (3,073)	¥ (23,525)	¥ (47,922)		$ (6,565)		¥ (19,338)		¥ (45,921)		¥ (41,399)
Loss per share attributable to ordinary shareholders of the Company’s shareholders *
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (5.79)	$ (0.81)	¥ (7.42)	¥ (16.79)		$ (2.3)		¥ (15.56)		¥ (91.84)	[1]	¥ (82.8)	[1]
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (5.79)	$ (0.81)	¥ (7.42)	¥ (16.79)		$ (2.3)		¥ (15.56)		¥ (91.84)	[1]	¥ (82.8)	[1]
Weighted average shares used in calculating basic and diluted loss per share *
Basic (in Shares)	3,802,047	3,802,047	3,168,544	2,854,594	[1]	2,854,594	[1]	1,243,140	[1]	500,000	[1]	500,000	[1]
Diluted (in Shares)	3,802,047	3,802,047	3,168,544	2,854,594	[1]	2,854,594	[1]	1,243,140	[1]	500,000	[1]	500,000	[1]
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments			¥ (446)	¥ (446)		$ (61)		¥ 446
Comprehensive loss	(27,402)	(3,827)	(26,962)	(56,808)		(7,782)		(25,020)		(57,667)		(49,064)
Product Sales
Net revenue
Total revenues	13,899	1,940	12,389	41,819		5,729		17,062		3,061		6,616
Sourcing Services
Net revenue
Total revenues	2,812	393	75	63		9		1,513		4,428		1,394
Battery-Swapping Services
Net revenue
Total revenues	¥ 1,018	$ 142	¥ 726	¥ 2,408		$ 330		¥ 1,189		¥ 307

[1]	On March 25, 2024, the Company issued an aggregate of every 100 Ordinary Shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one Ordinary Share with a par value of US$0.00001 each, so that immediately following the Share Consolidation, the authorizsed share capital of the Company shall be changed. During fiscal year 2024, the Company had issued 213,504,800 Ordinary Shares. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 3,378,188 as of December 31, 2024.